19. Information on related parties (Tables)	12 Months Ended
Dec. 31, 2019
Information On Related Parties Tables Abstract
Related party transactions
		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:

Termoeléctrica José de San Martín S.A.	12-31-2019	473	-	269	-
	12-31-2018	342	-	1,288	-
	12-31-2017	409	-	43	-

Distribuidora de Gas Cuyana S.A.	12-31-2019	-	433,743	-	19,296
	12-31-2018	-	361,997	-	37,817
	12-31-2017	-	106,280	-	16,469

Energía Sudamericana S.A.	12-31-2019	-	-	-	548
	12-31-2018	-	-	-	-
	12-31-2017	-	-	591	4,380

Transportadora de Gas del Mercosur S.A.	12-31-2019	-	-	-	-
	12-31-2018	11,764	-	36	-
	12-31-2017	7,427	-	39,167	-

Related companies:

RMPE Asociados S.A.	12-31-2019	178	359,281	-	-
	12-31-2018	274	245,970	-	-
	12-31-2017	311	218,840	-	-

Coyserv S.A.	12-31-2019	-	30,937	547	150
	12-31-2018	-	-	-	-
	12-31-2017	-	-	-	-
Total	12-31-2019	651	823,961	816	19,994
	12-31-2018	12,380	607,967	1,324	37,817
	12-31-2017	8,147	325,120	39,801	20,849